Revenue - Schedule of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Revenue [Line Items]
Total	$ 6,208	$ 2,265
Revenues from key customers	5,095	1,178
Trade receivables balance from key customers	1,212		$ 523
Customer 1 [Member]
Schedule of Revenue [Line Items]
Revenues from key customers	3,038
Trade receivables balance from key customers
Customer 2 [Member]
Schedule of Revenue [Line Items]
Revenues from key customers	2,057	1,178
Trade receivables balance from key customers	1,212		$ 523
In-Ear Headset systems [Member]
Schedule of Revenue [Line Items]
Total	3,868	1,008
SST Headset systems [Member]
Schedule of Revenue [Line Items]
Total	2,318	1,197
Other [Member]
Schedule of Revenue [Line Items]
Total	22	60
Asia [Member]
Schedule of Revenue [Line Items]
Total	3,078	55
Israel [Member]
Schedule of Revenue [Line Items]
Total	2,603	1,720
USA [Member]
Schedule of Revenue [Line Items]
Total	459	380
Europe [Member]
Schedule of Revenue [Line Items]
Total	67	108
Other [Member]
Schedule of Revenue [Line Items]
Total	$ 1	$ 2